Disposals and discontinued operations (Details) - EUR (€) € in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 30, 2023	May 31, 2023	Nov. 30, 2023	Nov. 30, 2023	Dec. 31, 2023
Disposals and discontinued operations
Total losses					€ (13,604)
Loss on disposal of equity-accounted investee					(13,604)
Loss for the year from discontinued operations					(751)
Interact Sport Pty Ltd
Disposals and discontinued operations
Cash consideration	€ 200
Impairment loss					€ 1,200
Percentage of voting interest sold	100.00%				100.00%
Bettech Gaming (PTY) LTD
Disposals and discontinued operations
Cash consideration			€ 500
Loss for the year from discontinued operations				€ 800
Percentage of voting interest sold		49.00%